UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.89%)
CONSUMER DISCRETIONARY – (17.70%)
Automobiles & Components – (0.08%)
17,120	Johnson Controls, Inc.	$437,587

Consumer Durables & Apparel – (4.44%)
279,380	Garmin Ltd.	10,545,198
316,329	Hunter Douglas NV (Netherlands)	12,739,000

		23,284,198

Consumer Services – (3.10%)
173,830	H&R Block, Inc.	3,194,995
387,750	Yum! Brands, Inc.	13,090,440

		16,285,435

Media – (9.79%)
463,900	Comcast Corp., Special Class A	7,454,873
522,290	Grupo Televisa S.A., ADR (Mexico)	9,709,371
275,416	Lagardere S.C.A. (France)	12,828,436
43,280	Liberty Media Corp. - Entertainment, Series A *	1,346,225
129,800	News Corp., Class A	1,556,302
671,800	Walt Disney Co.	18,447,628

		51,342,835

Retailing – (0.29%)
37,080	CarMax, Inc. *	774,972
68,540	Liberty Media Corp. - Interactive, Series A *	751,541

		1,526,513

	Total Consumer Discretionary	92,876,568

CONSUMER STAPLES – (1.78%)
Food & Staples Retailing – (0.04%)
3,990	Costco Wholesale Corp.	225,235

Food, Beverage & Tobacco – (1.74%)
191,975	Heineken Holding NV (Netherlands)	7,830,824
63,400	Swedish Match AB (Sweden)	1,273,211

		9,104,035

	Total Consumer Staples	9,329,270

ENERGY – (7.46%)
85,800	Devon Energy Corp.	5,776,914
111,800	Occidental Petroleum Corp.	8,765,120
224,110	Tenaris S.A., ADR (Argentina)	7,982,798
194,159	Transocean Ltd. *	16,606,420

	Total Energy	39,131,252

FINANCIALS – (15.15%)
Banks – (1.13%)
	Commercial Banks – (1.13%)
211,030	Wells Fargo & Co.	5,946,825

Diversified Financials – (9.50%)
	Capital Markets – (3.60%)
386,640	Bank of New York Mellon Corp.	11,208,694
370,830	Charles Schwab Corp.	7,095,832
163,945	E*TRADE Financial Corp. *	285,264
5,582	Julius Baer Holding AG (Switzerland)	278,750

		18,868,540

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
	Diversified Financial Services – (5.90%)
1,181	CME Group Inc.	$363,724
691,250	Oaktree Capital Group LLC, Class A (a)	21,083,125
110,235	Pargesa Holdings S.A., Bearer Shares (Switzerland)	9,520,441

		30,967,290

		49,835,830

Insurance – (4.52%)
	Insurance Brokers – (0.11%)
31,066	Brown & Brown, Inc.	595,225

	Life & Health Insurance – (0.27%)
51,100	Power Corp. of Canada (Canada)	1,397,476

	Property & Casualty Insurance – (2.90%)
1,794	Berkshire Hathaway Inc., Class B *	5,961,462
27,424	Markel Corp. *	9,044,984
25,345	MBIA Inc. *	196,677

		15,203,123

	Reinsurance – (1.24%)
1,830	Everest Re Group, Ltd.	160,491
17,210	RenaissanceRe Holdings Ltd.	942,420
107,395	Transatlantic Holdings, Inc.	5,388,007

		6,490,918

		23,686,742

	Total Financials	79,469,397

HEALTH CARE – (19.52%)
Health Care Equipment & Services – (6.90%)
201,950	Becton, Dickinson and Co.	14,086,012
14,295	Cardinal Health, Inc.	383,106
33,347	CareFusion Corp. *	726,965
174,150	IDEXX Laboratories, Inc. *	8,700,534
159,700	Laboratory Corp. of America Holdings *	10,492,290
72,340	UnitedHealth Group Inc.	1,811,394

		36,200,301

Pharmaceuticals, Biotechnology & Life Sciences – (12.62%)
422,660	Johnson & Johnson	25,735,767
124,700	Merck & Co., Inc.	3,944,261
266,900	Pfizer Inc.	4,417,195
1,136,200	Schering-Plough Corp.	32,097,650

		66,194,873

	Total Health Care	102,395,174

INDUSTRIALS – (7.91%)
Capital Goods – (5.05%)
207,840	ABB Ltd., ADR (Switzerland)	4,165,114
1,273,068	Blount International, Inc. *	12,055,954
262,570	Shaw Group Inc. *	8,425,871
19,970	Siemens AG, Registered (Germany)	1,849,236

		26,496,175

Commercial & Professional Services – (1.41%)
1,570	D&B Corp.	118,253

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (Continued)
272,720	Iron Mountain Inc. *	$7,270,715

		7,388,968

Transportation – (1.45%)
958,000	Clark Holdings, Inc. *(b)	555,640
80,920	Kuehne & Nagel International AG, Registered (Switzerland)	7,031,599

		7,587,239

	Total Industrials	41,472,382

INFORMATION TECHNOLOGY – (20.61%)
Semiconductors & Semiconductor Equipment – (3.46%)
766,020	Texas Instruments Inc.	18,147,014

Software & Services – (11.43%)
666,400	Activision Blizzard, Inc. *	8,260,028
50,609	Google Inc., Class A *	25,095,991
725,730	Microsoft Corp.	18,756,492
160,710	SAP AG, ADR (Germany)	7,853,898

		59,966,409

Technology Hardware & Equipment – (5.72%)
535,060	Agilent Technologies, Inc. *	14,890,720
130,680	Cisco Systems, Inc. *	3,074,900
146,600	Harris Corp.	5,512,160
89,600	Hewlett-Packard Co.	4,230,016
19,200	International Business Machines Corp.	2,296,512

		30,004,308

	Total Information Technology	108,117,731

MATERIALS – (6.41%)
59,000	Monsanto Co.	4,566,600
256,910	Sigma-Aldrich Corp.	13,862,863
961,400	Sino-Forest Corp. (Canada)*	15,184,490

	Total Materials	33,613,953

TELECOMMUNICATION SERVICES – (0.19%)
26,990	American Tower Corp., Class A *	982,436

	Total Telecommunication Services	982,436

UTILITIES – (0.16%)
17,300	Exelon Corp.	858,426

	Total Utilities	858,426

	TOTAL COMMON STOCK – (Identified cost $465,807,450)	508,246,589

CONVERTIBLE BONDS – (1.06%)
TELECOMMUNICATION SERVICES – (1.06%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	5,558,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $5,600,000)	5,558,000

SHORT TERM INVESTMENTS – (1.93%)
4,021,000	Banc of America Securities LLC Joint Repurchase Agreement,
0.06%, 10/01/09, dated 09/30/09, repurchase value of $4,021,007
(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $4,101,420)		4,021,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (CONTINUED)
$6,116,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
0.10%, 10/01/09, dated 09/30/09, repurchase value of $6,116,017
(collateralized by: U.S. Government agency mortgages and obligations in a pooled
cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $6,238,320)		$6,116,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $10,137,000)	10,137,000

	Total Investments – (99.88%) – (Identified cost $481,544,450) – (c)	523,941,589
	Other Assets Less Liabilities – (0.12%)	647,818

	Net Assets – (100.00%)	$524,589,407

ADR: American Depositary Receipt

*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $21,083,125, or 4.02% of the Fund’s net assets as of September 30, 2009.

(b)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009.  The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2009, amounts to $555,640.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2008	Gross Additions	Gross Reductions	Shares September 30, 2009	Dividend Income
Clark Holdings, Inc.	958,000	–	–	958,000	$–

(c)	Aggregate cost for federal income tax purposes is $487,810,082. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$80,637,957
Unrealized depreciation	(44,506,450)
Net unrealized appreciation	$36,131,507

Please refer to "Notes to Schedule of Investments" on page 22 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2009 (Unaudited)

Principal	Security	Value
GOVERNMENT AGENCY NOTES – (5.11%)
$500,000	Fannie Mae, 4.00%, 11/09/09	$502,071
500,000	Fannie Mae, 5.00%, 07/28/10	519,248
400,000	Fannie Mae, 4.00%, 01/28/13	427,108
340,000	Federal Farm Credit Bank, 4.50%, 10/04/10	353,802
600,000	Federal Home Loan Bank, 5.00%, 11/03/09	602,628
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	1,021,188
185,000	Federal Home Loan Bank, 4.75%, 08/13/10	191,994
897,492	Federal Home Loan Bank, 5.30%, 06/15/12	952,709
715,529	Final Maturity Amortizing Notes, 4.10%, 01/25/10	719,597
2,151,516	Final Maturity Amortizing Notes, 4.62%, 04/25/10	2,178,041
611,487	Final Maturity Amortizing Notes, 4.10%, 11/25/10	621,266
200,000	Freddie Mac, 5.00%, 10/18/10	209,380

	TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $8,151,758)	8,299,032

MORTGAGES – (90.56%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (46.06%)
490,364	Fannie Mae, 4.50%, 01/25/14	504,706
34,420	Fannie Mae, 5.00%, 07/25/15	34,781
1,105,072	Fannie Mae, 3.50%, 09/25/16	1,137,504
1,302,492	Fannie Mae, 5.00%, 02/25/17	1,347,975
3,487,009	Fannie Mae, 4.50%, 04/25/17	3,609,995
2,511,656	Fannie Mae, 5.00%, 12/25/17	2,595,705
1,265,000	Fannie Mae, 4.00%, 01/25/19	1,325,958
1,042,322	Fannie Mae, 4.50%, 07/25/21	1,054,476
2,450,247	Fannie Mae, 4.00%, 11/25/22	2,489,606
3,563,600	Fannie Mae, 4.25%, 12/25/22	3,650,797
7,397	Fannie Mae, 5.00%, 08/25/23	7,397
1,279,174	Fannie Mae, 5.50%, 11/25/23	1,342,091
251,551	Fannie Mae, 8.00%, 12/17/24	256,481
301,605	Fannie Mae, 5.00%, 02/25/25	306,336
425,318	Fannie Mae, 5.50%, 11/25/25	430,651
517,131	Fannie Mae, 5.50%, 03/25/28	531,366
542,204	Freddie Mac, 4.00%, 09/15/10	553,311
259,234	Freddie Mac, 4.50%, 02/15/15	263,407
3,417,500	Freddie Mac, 4.00%, 10/15/15	3,498,833
1,339,581	Freddie Mac, 4.50%, 05/15/16	1,378,732
1,085,322	Freddie Mac, 5.00%, 08/15/16	1,113,917
2,658,014	Freddie Mac, 4.00%, 09/15/16	2,744,051
600,000	Freddie Mac, 4.00%, 01/15/17	624,406
1,629,099	Freddie Mac, 5.00%, 12/15/17	1,709,904
1,459,205	Freddie Mac, 5.00%, 01/15/18	1,517,710
3,869,726	Freddie Mac, 4.00%, 06/15/18	3,970,250
673,879	Freddie Mac, 4.50%, 09/15/18	680,570
598,349	Freddie Mac, 5.00%, 05/15/19	626,508
2,933,258	Freddie Mac, 5.00%, 12/15/22	2,975,584
256,138	Freddie Mac, 5.00%, 06/15/25	262,698
1,457,066	Freddie Mac, 5.50%, 10/15/25	1,483,210
1,650,383	Freddie Mac, 5.50%, 02/15/26	1,662,200
300,000	Freddie Mac, 5.00%, 05/15/27	314,929
1,387,469	Freddie Mac, 5.00%, 05/15/27	1,433,433
1,432,912	Freddie Mac, 5.00%, 10/15/27	1,475,320
373,982	Freddie Mac, 5.50%, 12/15/27	377,138
1,829,349	Freddie Mac, 5.50%, 12/15/27	1,857,127

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Principal	Security	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
$6,896,949	Freddie Mac, 4.50%, 06/15/29	$7,116,852
219,847	Freddie Mac, 6.00%, 03/15/30	225,366
1,224,657	Freddie Mac, 5.50%, 01/15/31	1,261,009
1,291,145	Freddie Mac, 4.25%, 06/15/33	1,326,722
92,502	Ginnie Mae, 6.00%, 05/16/30	92,521
4,822,285	Ginnie Mae, 4.00%, 11/20/30	4,993,790
4,794,026	Ginnie Mae, 5.00%, 02/16/32	4,974,496
3,580,935	Ginnie Mae, 5.00%, 08/20/32	3,661,250

	Total Collateralized Mortgage Obligations	74,801,069

FANNIE MAE POOLS – (19.46%)
926,567	4.50%, 11/01/09, Pool No. 254566	929,263
206,894	4.00%, 08/01/10, Pool No. 254861	208,548
1,492,398	3.50%, 04/01/11, Pool No. 255245	1,505,703
358,490	4.50%, 01/01/13, Pool No. 254646	371,463
1,204,964	4.564%, 01/01/15, Pool No. 725788	1,270,700
2,755,622	6.00%, 09/01/17, Pool No. 665776	2,956,696
1,381,413	5.00%, 03/01/18, Pool No. 357369	1,467,923
2,166,563	4.50%, 08/01/18, Pool No. 254833	2,285,588
2,193,380	5.00%, 12/01/18, Pool No. 257504	2,330,740
1,558,013	4.00%, 01/01/19, Pool No. 976841	1,619,067
170,007	6.50%, 07/01/32, Pool No. 635069	183,586
1,770,920	3.357%, 10/01/32, Pool No. 648917 (a)	1,796,802
814,390	4.739%, 05/01/35, Pool No. 826242 (a)	847,092
5,769,223	3.019%, 10/01/35, Pool No. 836852 (a)	5,850,970
1,358,224	5.054%, 01/01/36, Pool No. 848973 (a)	1,420,315
273,601	3.803%, 03/01/36, Pool No. 843396 (a)	273,876
1,118,693	5.592%, 04/01/36, Pool No. 851605 (a)	1,180,798
4,945,235	3.307%, 06/01/36, Pool No. AD0169 (a)	5,099,858

	Total Fannie Mae Pools	31,598,988

FREDDIE MAC POOLS – (23.94%)
220,679	4.50%, 10/01/09, Pool No. M80778	221,321
767,312	5.00%, 02/01/10, Pool No. M90972	772,124
3,082,403	4.00%, 03/01/10, Pool No. M80806	3,101,981
482,131	4.50%, 03/01/10, Pool No. M80807	485,141
3,606,236	4.50%, 05/01/10, Pool No. M80818	3,640,771
683,850	3.00%, 10/01/10, Pool No. M91001	682,644
2,238,124	4.50%, 10/01/10, Pool No. M80856	2,291,492
570,268	4.00%, 11/01/10, Pool No. M80864	578,197
2,205,574	4.50%, 11/01/10, Pool No. M80865	2,243,850
814,648	4.00%, 02/01/11, Pool No. M80897	828,281
1,726,309	4.00%, 03/01/11, Pool No. M80903	1,755,200
714,176	5.00%, 03/01/12, Pool No. M80963	741,616
788,974	3.50%, 04/01/12, Pool No. M80974	800,287
817,261	4.00%, 12/01/12, Pool No. M81008	841,447
770,224	4.50%, 03/01/15, Pool No. B18794	797,517
1,625,765	5.50%, 12/01/18, Pool No. G11684	1,741,601
2,273,091	5.00%, 05/01/21, Pool No. G13296	2,418,285
1,873,899	5.00%, 09/01/21, Pool No. G12673	1,983,053
1,337,334	5.50%, 06/01/22, Pool No. G12688	1,418,828
7,343,707	5.20%, 09/20/30, Pool No. G80340	7,648,673
570,422	4.232%, 12/01/34, Pool No. 1H1238 (a)	590,756
3,172,521	4.748%, 04/01/35, Pool No. 782528 (a)	3,292,204

	Total Freddie Mac Pools	38,875,269

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Principal	Security	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (1.10%)
$1,694,330	6.50%, 09/15/13, Pool No. 780856	$1,790,642

	Total Ginnie Mae Pools	1,790,642

	TOTAL MORTGAGES – (Identified cost $145,022,507)	147,065,968

PRIVATE EXPORT FUNDING – (0.68%)
1,000,000	5.685%, 05/15/12	1,109,700

	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $1,084,694)	1,109,700

SHORT TERM INVESTMENTS – (3.36%)
2,160,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 10/01/09, dated 09/30/09, repurchase value of $2,160,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $2,203,200)	2,160,000
3,286,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.10%, 10/01/09, dated 09/30/09, repurchase value of $3,286,009
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled
	cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $3,351,720)	3,286,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $5,446,000)	5,446,000

	Total Investments – (99.71%) – (Identified cost $159,704,959) – (b)	161,920,700
	Other Assets Less Liabilities – (0.29%)	477,020

	Net Assets – (100.00%)	$162,397,720

(a)	The interest rates on adjustable rate securities, shown as of September 30, 2009, may change daily or less frequently and are based on indices of market interest rates.
(b)	Aggregate cost for federal income tax purposes is $159,704,959. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,358,301
	Unrealized depreciation	(142,560)

	Net unrealized appreciation	$2,215,741

Please refer to "Notes to Schedule of Investments" on page 22 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2009 (Unaudited)

Principal	Security	Value
FANNIE MAE – (9.65%)
$500,000	4.01%, 10/21/09	$500,936
500,000	4.00%, 10/28/09	501,202
2,655,000	0.31%, 11/05/09 (a)	2,654,200
1,980,000	4.00%, 11/09/09	1,987,376
2,000,000	4.00%, 11/16/09	2,009,670
2,600,000	0.38%, 12/01/09 (a)	2,598,326
1,400,000	0.39%, 12/07/09 (a)	1,398,984
4,676,000	4.625%, 12/15/09	4,715,939
1,028,000	7.25%, 01/15/10	1,048,262
1,274,000	4.30%, 01/19/10	1,288,846
5,926,000	3.25%, 02/10/10	5,985,823
3,000,000	4.40%, 03/08/10	3,052,757
3,495,000	4.75%, 03/12/10	3,561,759
560,000	2.50%, 04/09/10	565,879
1,000,000	4.75%, 04/20/10	1,023,295
750,000	0.40%, 07/13/10 (b)	750,083

	TOTAL FANNIE MAE – (Identified cost $33,643,337)	33,643,337

FEDERAL FARM CREDIT BANK – (11.76%)
4,500,000	0.1463%, 03/29/10 (b)	4,498,446
1,800,000	0.1663%, 06/22/10 (b)	1,799,336
5,000,000	0.1363%, 06/24/10 (b)	5,000,000
10,000,000	0.2531%, 07/06/10 (b)	10,002,330
9,700,000	0.2263%, 09/03/10 (b)	9,700,000
10,000,000	0.1825%, 11/17/10 (b)	9,999,991

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $41,000,103)	41,000,103

FEDERAL HOME LOAN BANK – (37.33%)
8,500,000	2.25%, 10/02/09	8,500,363
7,665,000	4.50%, 10/09/09	7,671,513
11,600,000	0.435%, 10/13/09 (b)	11,601,322
700,000	4.75%, 10/20/09	701,513
500,000	3.17%, 10/27/09	500,941
635,000	3.50%, 11/03/09	636,678
1,000,000	5.00%, 11/03/09	1,004,151
3,000,000	0.31%, 11/06/09 (a)	2,999,070
5,000,000	0.80%, 11/13/09 (a)	4,995,222
500,000	2.125%, 11/13/09	500,921
4,500,000	4.00%, 11/13/09	4,518,982
2,000,000	4.25%, 11/13/09	2,009,000
5,000,000	0.83%, 11/18/09 (a)	4,994,467
8,000,000	0.80%, 11/24/09	8,000,000
1,000,000	4.27%, 11/24/09	1,005,371
500,000	4.75%, 12/11/09	503,935
9,600,000	5.00%, 12/11/09	9,686,577
3,000,000	0.58%, 12/14/09	3,001,162
700,000	0.57%, 12/21/09	700,172
2,950,000	3.71%, 12/23/09	2,971,685
400,000	0.388%, 01/08/10 (b)	399,999
3,000,000	0.31%, 01/14/10	2,999,852
500,000	1.12%, 01/15/10	501,158
3,230,000	3.875%, 01/15/10	3,262,382

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (CONTINUED)
$17,000,000	0.67%, 01/27/10 (b)	$17,014,621
1,400,000	0.47%, 02/02/10 (a)	1,397,734
8,000,000	0.66%, 02/02/10 (b)	8,000,000
500,000	4.30%, 02/09/10	506,807
600,000	3.875%, 02/12/10	607,708
3,175,000	7.375%, 02/12/10	3,255,783
1,000,000	4.21%, 02/23/10	1,015,306
1,000,000	1.05%, 03/09/10	1,003,190
500,000	1.10%, 03/11/10	501,485
2,000,000	0.79%, 03/12/10 (b)	2,005,705
2,000,000	2.75%, 03/12/10	2,020,262
500,000	3.75%, 04/01/10	508,146
350,000	4.25%, 06/11/10	358,504
2,560,000	0.388%, 07/09/10 (b)	2,562,125
4,825,000	0.41%, 07/13/10 (b)	4,825,917
380,000	0.434%, 07/27/10 (b)	380,201
500,000	0.51%, 11/01/10 (b)	501,373

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $130,131,303)	130,131,303

FREDDIE MAC – (12.51%)
6,000,000	0.30%, 10/26/09 (a)	5,998,750
2,500,000	0.37%, 10/27/09 (a)	2,499,332
16,870,000	4.75%, 11/03/09	16,936,970
2,500,000	0.54%, 11/09/09 (a)	2,498,537
5,000,000	2.68%, 11/16/09	5,015,098
700,000	4.125%, 11/30/09	704,239
7,000,000	0.29%, 12/07/09 (a)	6,996,203
500,000	0.30%, 12/21/09 (a)	499,662
700,000	0.30%, 12/28/09 (a)	699,487
265,000	4.875%, 02/09/10	269,293
500,000	4.10%, 03/02/10	507,796
990,000	2.875%, 04/30/10	1,003,352

	TOTAL FREDDIE MAC – (Identified cost $43,628,719)	43,628,719

MORTGAGES – (5.62%)
FANNIE MAE POOLS – (3.39%)
11,582,802	7.095%, 12/01/09, Pool No. 382142	11,582,802
234,579	4.50%, 03/01/10, Pool No. 254678	236,909

	Total Fannie Mae Pools	11,819,711

FREDDIE MAC POOLS – (2.23%)
1,818,701	4.50%, 10/01/09, Pool No. M80778	1,818,701
848,632	5.00%, 11/01/09, Pool No. M80779	849,836
4,928,502	4.50%, 01/01/10, Pool No. M80792	4,952,949
138,105	4.50%, 01/01/10, Pool No. M90967	138,888

	Total Freddie Mac Pools	7,760,374

	TOTAL MORTGAGES – (Identified cost $19,580,085)	19,580,085

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Principal	Security	Value
OTHER AGENCIES – (4.76%)
$3,000,000	AID-Israel, 0.4625%, 11/01/09 (a)	$2,998,834
3,600,000	FICO Strip, 0.5827%, 12/06/09 (a)	3,596,234
10,000,000	Government Loan Trust (Israel), 0.4086%, 10/01/09 (a)	10,000,000

	TOTAL OTHER AGENCIES – (Identified cost $16,595,068)	16,595,068

REPURCHASE AGREEMENTS – (18.01%)
24,915,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 10/01/09, dated 09/30/09, repurchase value of $24,915,042
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $25,413,300)	24,915,000
37,898,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.10%, 10/01/09, dated 09/30/09, repurchase value of $37,898,105
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $38,655,960)	37,898,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $62,813,000)	62,813,000

	Total Investments – (99.64%) – (Identified cost $347,391,615) – (c)	347,391,615
	Other Assets Less Liabilities – (0.36%)	1,263,444

	Net Assets – (100.00%)	$348,655,059

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.
(b)
The interest rates on floating rate securities, shown as of September 30, 2009, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $347,391,615.

Please refer to "Notes to Schedule of Investments" on page 22 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.47%)
CONSUMER DISCRETIONARY – (1.09%)
Consumer Services – (1.09%)
402,100	H&R Block, Inc.	$7,390,598

	Total Consumer Discretionary	7,390,598

ENERGY – (5.37%)
540,100	Canadian Natural Resources Ltd. (Canada)	36,289,319

	Total Energy	36,289,319

FINANCIALS – (87.64%)
Banks – (13.24%)
	Commercial Banks – (13.24%)
150,700	ICICI Bank Ltd., ADR (India)	5,810,992
459,950	State Bank of India Ltd., GDR (India)	41,809,455
1,485,800	Wells Fargo & Co.	41,869,844

		89,490,291

Diversified Financials – (41.80%)
	Capital Markets – (19.89%)
393,500	Ameriprise Financial, Inc.	14,295,855
1,013,700	Bank of New York Mellon Corp.	29,387,163
792,600	Brookfield Asset Management Inc., Class A (Canada)	17,999,946
143,200	Charles Schwab Corp.	2,740,132
157,400	Goldman Sachs Group, Inc.	29,016,690
777,200	Julius Baer Holding AG (Switzerland)	38,811,252
47,200	T. Rowe Price Group Inc.	2,155,388

		134,406,426

	Consumer Finance – (10.26%)
1,949,000	American Express Co.	66,071,100
1,483,200	First Marblehead Corp. *	3,263,040

		69,334,140

	Diversified Financial Services – (11.65%)
137,820	Bank of America Corp.	2,331,914
192,300	Cia Brasileira de Meios de Pagamento SA (Visanet) (Brazil)	1,908,238
154,060	JPMorgan Chase & Co.	6,750,909
872,600	Moody's Corp.	17,853,396
1,102,000	Oaktree Capital Group LLC, Class A (a)	33,611,000
106,400	RHJ International (Belgium)*	776,945
396,550	RHJ International, 144A (Belgium)*(b)(c)	2,892,396
182,000	Visa Inc., Class A	12,578,020

		78,702,818

		282,443,384

Insurance – (32.60%)
	Life & Health Insurance – (2.96%)
304,733	China Life Insurance Co., Ltd., ADR (China)	20,024,005

	Multi-line Insurance – (7.45%)
1,470,600	Loews Corp.	50,368,050

	Property & Casualty Insurance – (9.48%)
201,500	ACE Ltd.	10,772,190
194,300	FPIC Insurance Group, Inc. *	6,530,423
79,200	Markel Corp. *	26,121,744
1,244,000	Progressive Corp. (Ohio) *	20,625,520

		64,049,877

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (12.71%)
225,000	Everest Re Group, Ltd.	$19,732,500
1,318,187	Transatlantic Holdings, Inc.	66,133,442

		85,865,942

		220,307,874

	Total Financials	592,241,549

INDUSTRIALS – (2.70%)
Commercial & Professional Services – (2.70%)
242,650	D&B Corp.	18,276,398

	Total Industrials	18,276,398

MATERIALS – (2.67%)
918,000	Sealed Air Corp.	18,020,340

	Total Materials	18,020,340

	TOTAL COMMON STOCK – (Identified cost $498,833,112)	672,218,204

SHORT TERM INVESTMENTS – (0.55%)
$1,464,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 10/01/09, dated 09/30/09, repurchase value of $1,464,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $1,493,280)	1,464,000
2,227,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.10%, 10/01/09, dated 09/30/09, repurchase value of $2,227,006
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $2,271,540)	2,227,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $3,691,000)	3,691,000

	Total Investments – (100.02%) – (Identified cost $502,524,112) – (d)	675,909,204
	Liabilities Less Other Assets – (0.02%)	(135,673)

	Net Assets – (100.00%)	$675,773,531

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $33,611,000, or 4.97% of the Fund’s net assets as of September 30, 2009.

(b)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $2,892,396, or 0.43% of the Fund's net assets, as of September 30, 2009.

(c)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $2,892,396, or 0.43% of the Fund’s net assets as of September 30, 2009.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2009 (Unaudited)

(d)	Aggregate cost for federal income tax purposes is $502,583,359. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$221,915,151
	Unrealized depreciation	(48,589,306)

	Net unrealized appreciation	$173,325,845

Please refer to "Notes to Schedule of Investments" on page 22 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (52.97%)
CONSUMER DISCRETIONARY – (7.55%)
Media – (1.78%)
654,000	News Corp., Class A	$7,841,460

Retailing – (5.77%)
65,713	Amazon.com, Inc. *	6,130,037
337,900	Kohl's Corp. *	19,277,195

		25,407,232

	Total Consumer Discretionary	33,248,692

CONSUMER STAPLES – (9.99%)
Food & Staples Retailing – (5.12%)
739,800	Whole Foods Market, Inc. *	22,552,803

Food, Beverage & Tobacco – (2.73%)
952,300	Tyson Foods, Inc., Class A	12,027,549

Household & Personal Products – (2.14%)
277,200	Avon Products, Inc.	9,413,712

	Total Consumer Staples	43,994,064

ENERGY – (5.59%)
219,000	Devon Energy Corp.	14,745,270
472,000	Nabors Industries Ltd. *	9,864,800

	Total Energy	24,610,070

FINANCIALS – (10.72%)
Diversified Financials – (8.80%)
Consumer Finance – (1.88%)
244,000	American Express Co.	8,271,600

Diversified Financial Services – (6.92%)
578,476	Bank of America Corp.	9,787,814
4,275,760	Citigroup Inc. *	20,694,678

		30,482,492

		38,754,092

Insurance – (0.30%)
	Property & Casualty Insurance – (0.30%)
772,300	Ambac Financial Group, Inc. *	1,297,464

Real Estate – (1.62%)
535,040	Forest City Enterprises, Inc., Class A *	7,153,485

	Total Financials	47,205,041

HEALTH CARE – (2.21%)
Health Care Equipment & Services – (2.21%)
157,500	Universal Health Services, Inc., Class B	9,753,975

	Total Health Care	9,753,975

INDUSTRIALS – (9.88%)
Capital Goods – (7.34%)
421,200	General Electric Co.	6,916,104
567,900	Masco Corp.	7,337,268
723,290	Quanta Services, Inc. *	16,006,408
200,000	United Rentals, Inc. *	2,060,000

		32,319,780

Commercial & Professional Services – (2.54%)
120,000	School Specialty, Inc. *	2,845,200

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (Continued)
290,000	Waste Connections, Inc. *	$8,369,400

		11,214,600

	Total Industrials	43,534,380

INFORMATION TECHNOLOGY – (2.57%)
Semiconductors & Semiconductor Equipment – (2.57%)
445,597	Fairchild Semiconductor International, Inc. *	4,558,457
55,000	Intel Corp.	1,075,800
291,700	International Rectifier Corp. *	5,685,233

		11,319,490

	Total Information Technology	11,319,490

MATERIALS – (2.51%)
125,000	Allegheny Technologies, Inc.	4,373,750
340,000	Sealed Air Corp.	6,674,200

	Total Materials	11,047,950

UTILITIES – (1.95%)
580,700	AES Corp. *	8,605,974

	Total Utilities	8,605,974

	TOTAL COMMON STOCK – (Identified cost $311,248,818)	233,319,636

CONVERTIBLE PREFERRED STOCK – (8.03%)
FINANCIALS – (1.75%)
Real Estate – (1.75%)
393,710	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	7,714,275

	Total Financials	7,714,275

INDUSTRIALS – (1.51%)
Capital Goods – (0.67%)
109,741	United Rentals Trust I, 6.50%, Conv. Pfd.	2,945,449

Transportation – (0.84%)
161,300	Continental Airlines Finance Trust II, 6.00%, Cum. Conv. Pfd.	3,709,900

	Total Industrials	6,655,349

MATERIALS – (1.86%)
80,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, Conv. Pfd.	8,200,000

	Total Materials	8,200,000

UTILITIES – (2.91%)
288,810	AES Trust III, 6.75%, Conv. Pfd.	12,797,893

	Total Utilities	12,797,893

	TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost 27,344,712)	35,367,517

CONVERTIBLE BONDS – (33.34%)
CONSUMER DISCRETIONARY – (3.28%)
Consumer Durables & Apparel – (0.92%)
$4,000,000	Eastman Kodak Co., 144A Conv. Sr. Notes, 7.00%, 04/01/17 (a)	4,040,000

Media – (2.36%)
16,050,000	News America Inc., Conv. Notes, Zero coupon, 3.38%, 02/28/21 (b)(c)(d)	10,411,153

	Total Consumer Discretionary	14,451,153

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (CONTINUED)
CONSUMER STAPLES – (3.38%)
Food, Beverage & Tobacco – (3.38%)
$14,000,000	Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	$14,892,500

	Total Consumer Staples	14,892,500

ENERGY – (0.55%)
2,500,000	Nabors Industries Inc., Conv. Sr. Notes, 0.94%, 05/15/11	2,428,125

	Total Energy	2,428,125

FINANCIALS – (9.46%)
Diversified Financials – (0.07%)
	Capital Markets – (0.07%)
250,000	Janus Capital Group Inc., Conv. Sr. Notes, 3.25%, 07/15/14	314,688

Real Estate – (9.39%)
7,750,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 4.125%, 08/15/26 (a)	11,402,187
23,000,000	Forest City Enterprises, Inc., Class A, Conv. Sr. Notes, 3.625%, 10/15/11	20,987,500
9,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes (Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	8,955,000

		41,344,687

	Total Financials	41,659,375

HEALTH CARE – (0.96%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.96%)
3,900,000	Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13	4,216,875

	Total Health Care	4,216,875

INDUSTRIALS – (9.66%)
Capital Goods – (0.80%)
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	3,534,000

Commercial & Professional Services – (8.86%)
8,500,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	7,873,125
22,101,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon, 08/01/23 (e)	21,658,980
9,000,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	9,483,750

		39,015,855

	Total Industrials	42,549,855

INFORMATION TECHNOLOGY – (3.88%)
Semiconductors & Semiconductor Equipment – (3.88%)
8,000,000	Intel Corp., 144A Conv. Jr. Sub. Deb., 3.25%, 08/01/39 (a)	8,590,000
9,500,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	8,526,250

		17,116,250

	Total Information Technology	17,116,250

MATERIALS – (2.17%)
2,000,000	Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	2,385,000
4,500,000	United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	7,177,500

	Total Materials	9,562,500

	TOTAL CONVERTIBLE BONDS – (Identified cost $144,965,471)	146,876,633

CORPORATE BONDS – (2.91%)
CONSUMER DISCRETIONARY – (0.62%)
Retailing – (0.62%)
2,500,000	Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	2,736,795

	Total Consumer Discretionary	2,736,795

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Principal	Security	Value
CORPORATE BONDS – (CONTINUED)
FINANCIALS – (0.14%)
Real Estate – (0.14%)
$14,000,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	$595,000

	Total Financials	595,000

INDUSTRIALS – (2.15%)
Capital Goods – (2.15%)
10,000,000	Masco Corp., 6.125%, 10/03/16	9,492,070

	Total Industrials	9,492,070

	TOTAL CORPORATE BONDS – (Identified cost $24,665,620)	12,823,865

SHORT TERM INVESTMENTS – (2.34%)
4,081,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 10/01/09, dated 09/30/09, repurchase value of $4,081,007
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $4,162,620)	4,081,000
6,207,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.10%, 10/01/09, dated 09/30/09, repurchase value of $6,207,017
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $6,331,140)	6,207,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $10,288,000)	10,288,000

	Total Investments – (99.59%) – (Identified cost $518,512,621) – (f)	438,675,651
	Other Assets Less Liabilities – (0.41%)	1,788,738

	Net Assets – (100.00%)	$440,464,389

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $24,032,187, or 5.46% of the Fund's net assets, as of September 30, 2009.

(b)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $11,006,153, or 2.50% of the Fund’s net assets as of September 30, 2009.

(c)
As of September 30, 2009, zero coupon bonds represented $10,411,153, or 2.36% of the Fund's net assets.  Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)	Zero coupon bonds reflect the effective yield on the date of purchase.
(e)	Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2009 (Unaudited)

(f)	Aggregate cost for federal income tax purposes is $518,700,117. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$36,878,051
	Unrealized depreciation	(116,902,517)

	Net unrealized depreciation	$(80,024,466)

Please refer to “Notes to Schedule of Investments” on page 22 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (82.82%)
FINANCIALS – (76.67%)
Diversified Financials – (2.22%)
Capital Markets – (2.22%)
283,450	Brookfield Asset Management Inc., Class A (Canada)	$6,437,149

Real Estate – (74.45%)
Real Estate Investment Trusts (REITs) – (69.42%)
	Diversified REITs – (5.81%)
753,773	Cousins Properties, Inc.	6,241,240
164,319	Vornado Realty Trust	10,583,787

		16,825,027

	Industrial REITs – (5.86%)
2,120,200	DCT Industrial Trust Inc.	10,834,222
514,400	ProLogis	6,131,648

		16,965,870

	Office REITs – (20.00%)
213,613	Alexandria Real Estate Equities, Inc.	11,609,867
161,200	Boston Properties, Inc.	10,566,660
442,638	Corporate Office Properties Trust	16,324,489
210,400	Digital Realty Trust, Inc.	9,617,384
798,600	Douglas Emmett, Inc.	9,806,808

		57,925,208

	Residential REITs – (8.76%)
554,600	American Campus Communities, Inc.	14,891,010
131,800	Essex Property Trust, Inc.	10,488,644

		25,379,654

	Retail REITs – (18.53%)
393,360	CBL & Associates Properties, Inc.	3,815,592
176,700	Federal Realty Investment Trust	10,844,079
270,800	Regency Centers Corp.	10,033,140
191,000	Simon Property Group, Inc.	13,261,130
435,500	Taubman Centers, Inc.	15,712,840

		53,666,781

	Specialized REITs – (10.46%)
822,547	Cogdell Spencer, Inc.	3,948,226
403,500	Host Hotels & Resorts Inc. *	4,749,195
199,000	LaSalle Hotel Properties	3,912,340
389,700	U-Store-It Trust	2,435,625
396,500	Ventas, Inc.	15,265,250

		30,310,636

		201,073,176

Real Estate Management & Development – (5.03%)
	Real Estate Operating Companies – (5.03%)
1,088,654	Forest City Enterprises, Inc., Class A *	14,555,304

		215,628,480

	Total Financials	222,065,629

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (6.15%)
Transportation – (6.15%)
278,800	Alexander & Baldwin, Inc.	$8,946,692
111,100	Burlington Northern Santa Fe Corp.	8,869,113

		17,815,805

	Total Industrials	17,815,805

	TOTAL COMMON STOCK – (Identified cost $244,876,629)	239,881,434

PREFERRED STOCK – (9.22%)
FINANCIALS – (9.22%)
Real Estate – (9.22%)
Real Estate Investment Trusts (REITs) – (9.22%)
	Industrial REITs – (1.25%)
171,000	AMB Property Corp., 6.75%, Series M	3,606,390

	Office REITs – (6.71%)
468,943	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	9,188,375
79,500	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	2,223,520
71,693	Digital Realty Trust, Inc., 8.50%, Series A	1,764,544
280,910	SL Green Realty Corp., 7.625%, Series C	6,262,186

		19,438,625

	Residential REITs – (0.53%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	1,540,425

	Retail REITs – (0.73%)
114,160	CBL & Associates Properties, Inc., 7.375%, Series D	2,112,245

	Total Financials	26,697,685

	TOTAL PREFERRED STOCK – (Identified cost $15,361,943)	26,697,685

CONVERTIBLE BONDS – (4.25%)
FINANCIALS – (4.25%)
Real Estate – (4.25%)
Real Estate Investment Trusts (REITs) – (4.25%)
	Industrial REITs – (1.79%)
$5,727,000	ProLogis, Conv. Sr. Notes, 2.25%, 04/01/37	5,190,094

	Office REITs – (2.46%)
4,815,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	6,000,694
1,230,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	1,113,150

		7,113,844

	Total Financials	12,303,938

	TOTAL CONVERTIBLE BONDS – (Identified cost $8,295,423)	12,303,938

SHORT TERM INVESTMENTS – (4.44%)
5,107,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 10/01/09, dated 09/30/09, repurchase value of $5,107,009
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $5,209,140)	5,107,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (CONTINUED)
$7,768,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.10%, 10/01/09, dated 09/30/09, repurchase value of $7,768,022
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $7,923,360)	$7,768,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $12,875,000)	12,875,000

	Total Investments – (100.73%) – (Identified cost $281,408,995) – (b)	291,758,057
	Liabilities Less Other Assets – (0.73%)	(2,125,732)

	Net Assets – (100.00%)	$289,632,325

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $7,113,844, or 2.46% of the Fund's net assets, as of September 30, 2009.

(b)	Aggregate cost for federal income tax purposes is $281,654,123. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$46,492,484
	Unrealized depreciation	(36,388,550)
	Net unrealized appreciation	$10,103,934

(c)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009.   Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2008	Gross Additions	Gross Reductions	Shares September 30, 2009	Dividend Income
Codgell Spencer, Inc. (1)	1,222,847	–	400,300	822,547	$550,281

(1) Not an affiliate as of September 30, 2009
Please refer to “Notes to Schedule of Investments” on page 22 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2009 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value.  For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.  Various inputs are used to determine the fair value of the Funds investments.  These inputs are summarized in the three broad levels listed below.

Level 1 –  quoted prices in active markets for identical securities
Level 2 –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2009 (Unaudited)

Security Valuation - (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$92,876,568	$–	$–	$7,390,598	$33,248,692	$–
Consumer staples	9,329,270	–	–	–	43,994,064	–
Energy	39,131,252	–	–	36,289,319	24,610,070	–
Financials	58,386,272	–	–	558,630,549	47,205,041	237,351,419
Health care	102,395,174	–	–	–	9,753,975	–
Industrials	41,472,382	–	–	18,276,398	43,534,380	17,815,805
Information technology	108,117,731	–	–	–	11,319,490	–
Materials	33,613,953	–	–	18,020,340	19,247,950	–
Telecommunication services	982,436	–	–	–	–	–
Utilities	858,426	–	–	–	21,403,867	–
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. government corporations and agencies	–	156,474,700	284,578,615	–	–	–
Convertible debt securities	5,558,000	–	–	–	146,876,633	12,303,938
Corporate debt securities	–	–	–	–	12,823,865	–
Equity securities:
Financials	21,083,125	–	–	33,611,000	7,714,275	11,411,895
Industrials	–	–	–	–	6,655,349	–
Short-term securities	10,137,000	5,446,000	62,813,000	3,691,000	10,288,000	12,875,000
Level 3 – Significant Unobservable
Inputs	–	–	–	–	–	–
Total Value	$523,941,589	$161,920,700	$347,391,615	$675,909,204	$438,675,651	$291,758,057

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to September 30, 2009 and through November 25, 2009, which required adjustments an/or additional disclosure.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 25, 2009

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 25, 2009